Note 14 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018	Mar. 25, 2017	Jun. 30, 2018	Mar. 26, 2016
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		31.55%	34.00%
Deferred Tax Assets, Increase (Decrease) from the Tax Cuts and Jobs Act		$ (5,200,000)
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount		(5,156,000)
Unrecognized Tax Benefits, Ending Balance		122,000	$ 120,000	$ 122,000	$ 106,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued, Total		0
Domestic Tax Authority [Member]
Operating Loss Carryforwards, Total		$ 46,539,000
Domestic Tax Authority [Member] | Earliest Tax Year [Member]
Open Tax Year		2013
State and Local Jurisdiction [Member]
Operating Loss Carryforwards, Total		$ 24,322,000
State and Local Jurisdiction [Member] | Earliest Tax Year [Member] | California Franchise Tax Board [Member]
Open Tax Year		2012
Scenario, Forecast [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%